RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)			1 Months Ended
	Feb. 09, 2023	Jan. 04, 2023	May 18, 2021	Apr. 26, 2021	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Dec. 31, 2021
Conrtible preferred stock	236,000	200,000
Accrued expenses, including accrued officer salaries					$ 95,870	$ 38,880
Common stock, share Issued	5,900,000	5,000,000			132,094,591	114,127,911	1,397,461	1,066,477	58,785,924
CEO, CFO and President [Member]
Accrued expenses, including accrued officer salaries						$ 38,880			$ 116,583
EnergyWyze Manager [Member]
Accrued wages						$ 0			$ 109,385
Mr Lambrecht [Member] | Seperation Agreement [Member]
Accrued expenses, including accrued officer salaries			$ 606,372
Decrease in current liabilities				$ 547,010
Accrued compensation			$ 764,480
Common stock shares issued, shares			362,987
Shares issued price per share			$ 0.75
Common stock shares issued, amount			$ 272,240
Amount paid under agreement			250,000
Due from related parties			$ 848,612
Interest rate			10.00%
Debt Instrument first payment			$ 21,523
Debt instrument, principal amount			$ 21,523
Debt instrument, maturity date			Sep. 01, 2021
Debt instrument, final payment amount			$ 21,523
Debt instrument final payment due date			Aug. 01, 2025